VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—99.5%
Auto Manufacturers—1.1%
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	$ 3,960	$ 2,139
Rivian Automotive, Inc. 144A 4.625%, 3/15/29(1)	720	665
		2,804

Automobile Components—0.9%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)	970	1,138
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)	1,920	1,242
		2,380

Banks—2.0%
Barclays Bank plc 0.000%, 2/18/25(2)	3,140	3,223
BofA Finance LLC 0.600%, 5/25/27(2)	1,640	1,891
		5,114

Biotechnology—4.3%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)(2)	2,605	2,585
Apellis Pharmaceuticals, Inc. 3.500%, 9/15/26	225	495
Bridgebio Pharma, Inc. 2.250%, 2/1/29	2,150	1,294
Insmed, Inc.
1.750%, 1/15/25(2)	2,255	2,090
0.750%, 6/1/28	1,050	866
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)(2)	3,160	3,563
		10,893

Commercial Services—6.1%
Affirm Holdings, Inc. 0.000%, 11/15/26	1,690	1,067
Block, Inc.
0.125%, 3/1/25(2)	2,710	2,524
0.000%, 5/1/26(2)	1,855	1,522
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	2,845	2,131
Shift4 Payments, Inc.
0.000%, 12/15/25(2)	1,425	1,554
0.500%, 8/1/27(2)	3,735	3,324
Stride, Inc. 1.125%, 9/1/27(2)	3,240	3,386
		15,508

Computers—3.1%
CyberArk Software Ltd. 0.000%, 11/15/24(2)	1,385	1,439
KBR, Inc. 2.500%, 11/1/23(2)	955	2,135
Parsons Corp. 0.250%, 8/15/25(2)	2,570	2,778
	Par Value	Value

Computers—continued
Rapid7, Inc. 0.250%, 3/15/27(2)	$ 1,875	$ 1,676
		8,028

Electric Utilities—2.6%
Alliant Energy Corp. 144A 3.875%, 3/15/26(1)	600	621
PPL Capital Funding, Inc. 144A 2.875%, 3/15/28(1)	1,700	1,705
Southern Co. (The) 144A 3.875%, 12/15/25(1)	4,295	4,426
		6,752

Energy-Alternate Sources—1.9%
Enphase Energy, Inc. 0.000%, 3/1/26(2)	1,320	1,258
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)	4,355	3,506
		4,764

Entertainment—3.4%
DraftKings Holdings, Inc. 0.000%, 3/15/28	4,435	3,175
IMAX Corp. 0.500%, 4/1/26	3,010	3,015
Vail Resorts, Inc. 0.000%, 1/1/26(2)	2,930	2,650
		8,840

Financial Services—5.6%
Coinbase Global, Inc. 0.500%, 6/1/26	2,255	1,452
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)	4,020	4,127
Goldman Sachs Finance Corp. 0.500%, 12/29/27(3)	4,570	4,656
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27(2)	3,460	4,192
		14,427

Food & Beverage—0.6%
Post Holdings, Inc. 144A 2.500%, 8/15/27(1)(2)	1,450	1,519
Healthcare-Products—9.5%
Alphatec Holdings, Inc. 0.750%, 8/1/26(2)	2,195	2,254
CONMED Corp. 144A 2.250%, 6/15/27(1)(2)	3,985	4,310
Envista Holdings Corp. 2.375%, 6/1/25(2)	640	1,215
Exact Sciences Corp.
0.375%, 3/15/27(2)	340	310
0.375%, 3/1/28(2)	4,275	3,706
Insulet Corp. 0.375%, 9/1/26(2)	2,380	3,552
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)	1,325	1,504
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)	$ 1,590	$ 2,106
Natera, Inc. 2.250%, 5/1/27(2)	1,775	2,659
Novocure Ltd. 0.000%, 11/1/25(2)	2,405	2,143
Repligen Corp. 0.375%, 7/15/24	485	677
		24,436

Internet—10.0%
Booking Holdings, Inc. 0.750%, 5/1/25(2)	1,390	2,072
Etsy, Inc. 0.125%, 9/1/27(2)	1,335	1,170
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)(2)	2,285	2,009
Palo Alto Networks, Inc.
0.750%, 7/1/23	960	1,965
0.375%, 6/1/25	2,565	4,738
Snap, Inc. 0.750%, 8/1/26	1,740	1,500
Uber Technologies, Inc. 0.000%, 12/15/25(2)	2,135	1,857
Wayfair, Inc.
1.125%, 11/1/24	1,925	1,718
1.000%, 8/15/26	1,055	685
144A 3.250%, 9/15/27(1)	1,045	878
Zillow Group, Inc.
2.750%, 5/15/25(2)	5,565	5,648
1.375%, 9/1/26(2)	1,285	1,500
		25,740

Leisure Time—4.1%
NCL Corp., Ltd.
5.375%, 8/1/25(2)	620	661
1.125%, 2/15/27	5,325	3,862
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23(2)	2,180	2,216
144A 6.000%, 8/15/25(1)(2)	875	1,335
Topgolf Callaway Brands Corp. 2.750%, 5/1/26(2)	1,750	2,433
		10,507

Machinery-Diversified—0.9%
Middleby Corp. (The) 1.000%, 9/1/25(2)	1,810	2,191
Media—5.0%
DISH Network Corp. 0.000%, 12/15/25	1,735	846
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	5,360	5,296
Liberty Media Corp. 144A 0.500%, 12/1/50(1)(2)	3,585	3,490
	Par Value	Value

Media—continued
Liberty Media Corp.-Liberty Formula One 144A 2.250%, 8/15/27(1)(2)	$ 2,925	$ 3,099
		12,731

Mining—0.6%
Lithium Americas Corp. 1.750%, 1/15/27	2,075	1,606
Miscellaneous Manufacturing—1.7%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)(2)	3,835	4,314
Oil, Gas & Consumable Fuels—3.1%
Northern Oil & Gas, Inc. 144A 3.625%, 4/15/29(1)(2)	2,450	2,764
Permian Resources Operating LLC 3.250%, 4/1/28	1,185	2,178
Pioneer Natural Resources Co. 0.250%, 5/15/25	1,285	2,927
		7,869

Passenger Airlines—0.6%
American Airlines Group, Inc. 6.500%, 7/1/25(2)	1,325	1,469
Personal Care Product—0.9%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)(2)	2,795	2,285
Pharmaceuticals—5.4%
Dexcom, Inc.
0.750%, 12/1/23(2)	500	1,475
0.250%, 11/15/25(2)	8,100	8,839
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)	1,020	1,162
Revance Therapeutics, Inc. 1.750%, 2/15/27(2)	1,880	2,284
		13,760

Retail—4.6%
Burlington Stores, Inc. 2.250%, 4/15/25(2)	3,075	3,448
Freshpet, Inc. 144A 3.000%, 4/1/28(1)	2,670	3,209
Guess, Inc. 144A 3.750%, 4/15/28(1)	2,130	2,137
Shake Shack, Inc. 0.000%, 3/1/28	4,195	3,111
		11,905

Semiconductors—4.0%
Impinj, Inc. 1.125%, 5/15/27(2)	235	253
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26(2)	1,685	1,618
Microchip Technology, Inc. 0.125%, 11/15/24	1,365	1,446

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	$ 4,010	$ 3,862
Silicon Laboratories, Inc. 0.625%, 6/15/25	650	779
Wolfspeed, Inc. 0.250%, 2/15/28	3,140	2,275
		10,233

Software—16.7%
Bentley Systems, Inc. 0.125%, 1/15/26(2)	4,145	3,899
BILL Holdings, Inc. 0.000%, 12/1/25(2)	2,640	2,410
Cerence, Inc. 3.000%, 6/1/25	1,395	1,432
Cloudflare, Inc. 0.000%, 8/15/26(2)	2,465	2,034
Confluent, Inc. 0.000%, 1/15/27	2,105	1,667
Datadog, Inc. 0.125%, 6/15/25(2)	1,700	1,771
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	665	520
Envestnet, Inc. 144A 2.625%, 12/1/27(1)(2)	3,210	3,502
Evolent Health, Inc. 1.500%, 10/15/25	3,090	3,947
Five9, Inc. 0.500%, 6/1/25(2)	1,915	1,762
HubSpot, Inc. 0.375%, 6/1/25(2)	1,410	2,190
MicroStrategy, Inc. 0.750%, 12/15/25	1,175	1,217
Model N, Inc. 144A 1.875%, 3/15/28(1)	425	414
MongoDB, Inc. 0.250%, 1/15/26(2)	1,325	1,744
PagerDuty, Inc. 1.250%, 7/1/25(2)	2,670	2,823
Splunk, Inc.
1.125%, 9/15/25(2)	2,030	1,915
1.125%, 6/15/27(2)	3,730	3,189
Tyler Technologies, Inc. 0.250%, 3/15/26(2)	4,125	4,141
Workiva, Inc. 1.125%, 8/15/26(2)	1,600	2,113
		42,690

Telecommunications—0.8%
Viavi Solutions, Inc. 144A 1.625%, 3/15/26(1)	2,115	2,050
Total Convertible Bonds and Notes (Identified Cost $261,276)		254,815

Corporate Bonds and Notes—61.6%
Aerospace & Defense—2.5%
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(2)	1,660	1,633
	Par Value	Value

Aerospace & Defense—continued
Spirit AeroSystems, Inc. 144A 9.375%, 11/30/29(1)	$ 1,175	$ 1,263
TransDigm, Inc. 144A 6.750%, 8/15/28(1)(2)	2,530	2,569
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	845	857
		6,322

Auto Manufacturers—1.4%
Ford Motor Co.
9.625%, 4/22/30(2)	1,705	1,983
7.450%, 7/16/31	1,250	1,315
6.100%, 8/19/32	440	420
		3,718

Automobile Components—2.0%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(2)	1,000	927
Clarios Global LP 144A 8.500%, 5/15/27(1)	2,325	2,338
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25(2)	975	998
5.250%, 7/15/31	1,085	936
		5,199

Building Materials—1.2%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(2)	1,790	1,781
Griffon Corp. 5.750%, 3/1/28(2)	1,470	1,356
		3,137

Chemicals—0.4%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(2)	1,045	929
Commercial Services—3.1%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	1,595	1,386
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)(2)	1,595	1,447
Deluxe Corp. 144A 8.000%, 6/1/29(1)	560	432
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)(2)	1,015	969
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	1,545	1,264
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	1,470	1,328
United Rentals North America, Inc. 5.250%, 1/15/30(2)	1,110	1,074
		7,900

Computers—0.7%
McAfee Corp. 144A 7.375%, 2/15/30(1)	1,085	901

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Computers—continued
NCR Corp. 144A 5.125%, 4/15/29(1)	$ 1,065	$ 921
		1,822

Containers & Packaging—2.1%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)(2)	1,030	1,015
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)(2)	1,310	1,329
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)(2)	1,785	1,791
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	1,415	1,366
		5,501

Diversified REITS—1.4%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)(2)	2,180	2,008
Service Properties Trust 7.500%, 9/15/25(2)	1,705	1,670
		3,678

Electric Utilities—0.5%
PG&E Corp. 5.250%, 7/1/30	1,455	1,341
Electronic Equipment, Instruments & Components—0.8%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	1,980	2,032
Electronics—0.7%
Coherent Corp. 144A 5.000%, 12/15/29(1)	975	878
Sensata Technologies B.V. 144A 5.875%, 9/1/30(1)	880	864
		1,742

Entertainment—4.1%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)(2)	3,025	3,086
144A 7.000%, 2/15/30(1)	880	888
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	885	853
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)(2)	2,105	1,534
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)(2)	1,495	1,512
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)(2)	685	683
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(2)	2,180	1,962
		10,518

Environmental Services—0.8%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)(2)	2,140	1,992
	Par Value	Value

Financial Services—1.7%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)(2)	$ 1,080	$ 964
144A 5.750%, 11/15/31(1)	565	470
Navient Corp. 6.750%, 6/15/26(2)	1,700	1,655
OneMain Finance Corp. 8.250%, 10/1/23(2)	440	441
PRA Group, Inc. 144A 8.375%, 2/1/28(1)(2)	875	873
		4,403

Food & Beverage—1.5%
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)(2)	2,135	2,093
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)(2)	1,535	1,460
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	470	388
		3,941

Healthcare-Products—0.5%
Medline Borrower LP 144A 5.250%, 10/1/29(1)	1,460	1,263
Healthcare-Services—1.4%
Select Medical Corp. 144A 6.250%, 8/15/26(1)(2)	995	975
Tenet Healthcare Corp. 6.125%, 10/1/28	2,675	2,595
		3,570

Hotel & Resort REITs—0.8%
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)(2)	1,035	955
144A 4.875%, 5/15/29(1)	1,125	973
		1,928

Housewares—0.5%
Newell Brands, Inc. 6.625%, 9/15/29(2)	1,270	1,254
Internet—2.2%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)	2,100	2,109
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)(2)	865	887
144A 7.500%, 9/15/27(1)(2)	1,485	1,532
144A 6.250%, 1/15/28(1)(2)	1,000	1,009
		5,537

Investment Companies—0.7%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)(2)	1,970	1,773
Leisure Time—2.5%
Carnival Corp.
144A 10.500%, 2/1/26(1)(2)	1,760	1,837

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Leisure Time—continued
144A 10.500%, 6/1/30(1)	$ 855	$ 811
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)(2)	1,320	1,328
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)(2)	425	451
144A 11.625%, 8/15/27(1)(2)	1,975	2,101
		6,528

Lodging—1.1%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(2)	1,925	1,742
MGM Resorts International 4.750%, 10/15/28(2)	1,145	1,071
		2,813

Machinery-Construction & Mining—0.6%
Terex Corp. 144A 5.000%, 5/15/29(1)(2)	1,715	1,595
Machinery-Diversified—0.7%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)(2)	1,730	1,782
Media—6.4%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(2)	1,770	1,682
144A 7.375%, 3/1/31(1)(2)	2,210	2,166
CSC Holdings LLC 144A 7.500%, 4/1/28(1)(2)	1,640	1,025
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)(2)	1,670	1,466
DISH Network Corp. 144A 11.750%, 11/15/27(1)(2)	2,130	2,012
Gray Television, Inc. 144A 7.000%, 5/15/27(1)(2)	1,900	1,538
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)(2)	1,640	1,540
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	1,135	789
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)(2)	1,735	1,465
TEGNA, Inc. 5.000%, 9/15/29	1,095	959
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)(2)	2,015	1,850
		16,492

Mining—0.7%
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)(2)	1,785	1,669
Oil, Gas & Consumable Fuels—4.8%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)(2)	815	834
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)(2)	1,325	1,307
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	1,725	1,680
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
CNX Resources Corp. 144A 7.375%, 1/15/31(1)(2)	$ 1,715	$ 1,655
Occidental Petroleum Corp. 6.625%, 9/1/30	1,135	1,212
SM Energy Co. 6.500%, 7/15/28(2)	1,725	1,635
Sunoco LP 4.500%, 4/30/30	565	504
USA Compression Partners LP 6.875%, 9/1/27(2)	1,750	1,703
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)(2)	1,770	1,803
		12,333

Paper & Forest Products—0.5%
Mercer International, Inc.
5.125%, 2/1/29(2)	495	413
144A 5.125%, 2/1/29(1)(2)	1,135	948
		1,361

Passenger Airlines—1.1%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)(2)	1,510	1,661
Delta Air Lines, Inc. 7.375%, 1/15/26(2)	1,085	1,144
		2,805

Personal Care Product—0.7%
Coty, Inc. 144A 6.500%, 4/15/26(1)	1,675	1,671
Pharmaceuticals—1.2%
Jazz Securities DAC 144A 4.375%, 1/15/29(1)(2)	1,455	1,337
Organon & Co. 144A 5.125%, 4/30/31(1)(2)	1,985	1,769
		3,106

Pipelines—3.1%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	1,090	1,021
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)(2)	2,290	2,158
EQM Midstream Partners LP 144A 7.500%, 6/1/30(1)(2)	1,835	1,781
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)(2)	1,665	1,597
NuStar Logistics LP 6.375%, 10/1/30	1,400	1,348
		7,905

Real Estate—0.5%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	1,545	1,171
Retail—2.3%
Asbury Automotive Group, Inc. 144A 4.625%, 11/15/29(1)	560	498

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Par Value	Value

Retail—continued
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)	$ 2,245	$ 2,155
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	525	466
144A 6.125%, 3/15/32(1)	1,015	889
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)(2)	2,140	1,868
		5,876

Semiconductors—0.9%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)(2)	850	851
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)	1,485	1,411
		2,262

Software—1.0%
Alteryx, Inc. 144A 8.750%, 3/15/28(1)(2)	1,270	1,235
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	1,485	1,337
		2,572

Telecommunications—2.0%
CommScope, Inc. 144A 6.000%, 3/1/26(1)(2)	765	731
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)(2)	1,010	887
144A 8.750%, 5/15/30(1)(2)	1,690	1,671
Hughes Satellite Systems Corp. 6.625%, 8/1/26(2)	2,010	1,898
		5,187

Transportation—0.5%
Fortress Transportation & Infrastructure Investors LLC 144A 9.750%, 8/1/27(1)(2)	1,160	1,208
Total Corporate Bonds and Notes (Identified Cost $166,055)		157,836

	Shares
Convertible Preferred Stocks—9.8%
Automobile Components—0.7%
Aptiv plc Series A, 5.500%	15,710	1,778
Banks—3.0%
Wells Fargo & Co. Series L, 7.500%	6,590	7,698
Capital Markets—0.8%
KKR & Co., Inc. Series C, 6.000%	32,505	2,076
Electric Utilities—1.8%
NextEra Energy, Inc., 6.926%	50,290	2,381
PG&E Corp., 5.500%	15,220	2,281
		4,662

	Shares	Value

Healthcare Equipment & Supplies—1.3%
Boston Scientific Corp. Series A, 5.500%	26,885	$ 3,380
Machinery—1.4%
Chart Industries, Inc. Series B, 6.750%	32,370	1,815
RBC Bearings, Inc. Series A, 5.000%	16,825	1,859
		3,674

Telecommunications—0.8%
T-Mobile U.S. 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	1,660	1,933
Total Convertible Preferred Stocks (Identified Cost $19,308)		25,201

Preferred Stock—0.4%
Entertainment—0.4%
LiveStyle, Inc. Series B (3)(4)(5)	12,300	965
Total Preferred Stock (Identified Cost $1,206)		965

Common Stocks—1.5%
Banks—1.1%
CCF Holdings LLC (3)(4)	6,367,079	2,483
CCF Holdings LLC Class M(3)(4)	879,959	343
		2,826

Commercial Services & Supplies—0.3%
GFL Environmental, Inc.	23,672	859
Consumer Finance—0.1%
Erickson, Inc.(3)(4)	6,354	205
Entertainment—0.0%
LiveStyle, Inc. (3)(4)(5)	90,407	—
Total Common Stocks (Identified Cost $23,187)		3,890

Warrants—0.1%
Banks—0.1%
CCF Holdings LLC, 4/1/24(3)(4)	1,455,681	248
Media—0.0%
Tenerity, Inc., 4/1/24(3)(4)(5)	12,009	—
Total Warrants (Identified Cost $2,371)		248

Total Long-Term Investments—172.9% (Identified Cost $473,403)		442,955

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
	Shares	Value

Short-Term Investment—5.7%
Money Market Mutual Fund—5.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.745%)(6)	14,566,397	$ 14,566
Total Short-Term Investment (Identified Cost $14,566)		14,566

TOTAL INVESTMENTS—178.6% (Identified Cost $487,969)		$457,521
Other assets and liabilities, net—(36.0)%		(92,343)
Preferred Shares—(42.5)%		(109,000)
NET ASSETS—100.0%		$256,178

Abbreviations:
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities amounted to a value of $207,839 or 81.1% of net assets.
(2)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $160,189.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Non-income producing.
(5)	Security is restricted from resale.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	91%
Canada	3
Bermuda	2
United Kingdom	2
Liberia	1
Panama	1
Total	100%
† % of total investments as of April 30, 2023.

The following table summarizes the value of the Fund’s investments as of April 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$157,836	$—	$157,836	$—
Convertible Bonds and Notes	254,815	—	250,159	4,656
Equity Securities:
Convertible Preferred Stocks	25,201	23,268	1,933	—
Common Stocks	3,890	859	—	3,031(1)
Preferred Stock	965	—	—	965
Warrants	248	—	—	248(1)
Money Market Mutual Fund	14,566	14,566	—	—
Total Investments	$457,521	$38,693	$409,928	$8,900

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at April 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stocks	Warrants	Convertible Bonds And Notes
Investments in Securities
Balance as of January 31, 2023:	$ 10,902	$ 4,647	$ 925	$ 553(a)	$ 4,777
Net change in unrealized appreciation (depreciation)(b)	(2,002)	(1,616)	40	(305)	(121)
Balance as of April 30, 2023	$ 8,900	$ 3,031(a)	$ 965	$ 248(a)	$ 4,656
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at April 30, 2023, was $2,002.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2023:
Investments in Securities – Assets	Ending Balance at April 30, 2023	Valuation Technique Used	Unobservable Inputs	Input Values

Preferred Stocks:
LiveStyle, Inc. Series B	$965	Discounted cash flows liquidation approach	Discount rate	23.89% (23.67% - 24.03%)

Common Stocks:
CCF Holdings LLC	$2,483	Market and Company Comparables	EV Multiples	1.12x (0.70x - 1.44x)
				6.14x (5.08x - 7.72x)
				0.44x (0.22x - 0.64x)
			Illiquidity Discount	25%

CCF Holdings LLC Class M	$343	Market and Company Comparables	EV Multiples	1.12x (0.70x - 1.44x)
				6.14x (5.08x - 7.72x)
				0.44x (0.22x - 0.64x)
			Illiquidity Discount	25%

Erickson, Inc.	$205	Market and Company Comparables	EV Multiples	1.14x (0.57x - 2.94x)
				14.15x (10.45x - 16.97x)
				1.04x (0.43x - 1.69x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

Warrant:
CCF Holdings LLC	$248	Market and Company Comparables	EV Multiples	1.12x (0.70x - 1.44x)
				6.14x (5.08x - 7.72x)
				0.44x (0.22x - 0.64x)
			Illiquidity Discount	25%
		Black-Scholes Model	Volatility	50.27%

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.